Other financial assets, Non-current (Details Narrative)	12 Months Ended
Mar. 31, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Security Deposits, Non-Current, Remaining Contractual Term	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
Security Deposits, Non-Current, Remaining Contractual Term	7 years